Stock Options - Schedule of Fair Value of Stock Options (Details) - Black-Scholes Option Pricing Model [Member]	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Schedule of Fair Value of Stock Options [Line Items]
Risk-free interest rate	4.46%	3.53%
Expected life (in years)	4.36	5.36
Bottom of Range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	112.20%	148.21%
Top of Range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	134.44%	160.75%